Derivative Financial Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments

Cash Flow Hedges

Derivative financial instruments that we currently use to hedge forecasted transactions and anticipated cash flows are:

Currency Cash Flow Hedges—The foreign currency hedges manage risk associated with exchange rate volatility of various currencies.

We have also historically used interest rate cash flow hedges to manage interest rate risks.

The effective changes in fair value of unexpired contracts are recorded in accumulated other comprehensive income and reclassified to income or expense in the period in which earnings are impacted. Cash flows from settled contracts are presented in the category consistent with the nature of the item being hedged. (Settlements associated with the sale or production of product are presented in operating cash flows and settlements associated with debt issuance are presented in financing cash flows.)

Fair Value Hedges

Our fair value hedges typically manage foreign currency risk associated with subsidiaries’ assets and liabilities. Hedges designated as fair value hedges recognize gain or loss currently in earnings. Cash flows from settled contracts are presented in the category consistent with the nature of the item being hedged.

Hedge Effectiveness

We have deemed ineffectiveness to be immaterial, and as a result, have not recorded any amounts for ineffectiveness. If a hedge was not highly effective, the portion of the change in fair value considered to be ineffective would be recognized immediately in the consolidated statements of operations.

We have recorded the following assets and liabilities representing the fair value for our most significant derivative financial instruments. The fair values of the derivatives reflect the change in the market value of the derivative from the date of the trade execution, and do not consider the offsetting underlying hedged item.

	Expiring at various dates through:	Total USD Equivalent Notional Amount	As of December 31, 2016
Derivatives Designated as Hedging Instruments			Assets	Liabilities
			Other Current Assets	Other Current Liabilities
Cash flow hedges:
Currency hedges:
-Future USD sales of Canadian, Chinese and Swiss subsidiaries	Dec 2017	$80.4	$—	$2.4
-Future USD purchases of European subsidiaries	Dec 2017	3.8	.1	—
-Future MXN purchases of a USD subsidiary	Dec 2017	5.8	—	.9
-Future JPY sales of Chinese subsidiary	Dec 2017	3.5	.3	—
-Future DKK sales of Polish subsidiary	Mar 2017	10.1	.1	—
-Future EUR Sales of Chinese, Swiss and UK subsidiaries	Dec 2017	6.4	—	.2
Total cash flow hedges			.5	3.5
Fair value hedges:
USD inter-company note receivable on a CAD subsidiary	Jan 2017	24.0	.2	.1
PLN inter-company note receivable on a GPB subsidiary	Jun 2017	2.3	.1	—
ZAR inter-company note receivable on a USD subsidiary	Dec 2017	2.3	—	.1
Total fair value hedges			.3	.2
Derivatives not designated as hedging instruments
Non-deliverable hedge on USD exposure to CNY	Dec 2017	19.0	—	.3
Hedge of EUR cash on USD Subsidiary	Jan 2017	5.9	—	.1
Total derivatives not designated as hedging instruments			—	.4
			$.8	$4.1

	Expiring at various dates through:	Total USD Equivalent Notional Amount	As of December 31, 2015
Derivatives Designated as Hedging Instruments			Assets	Liabilities
			Other Current Assets	Other Current Liabilities	Other Long-Term Liabilities
Cash flow hedges:
Currency hedges:
-Future USD sales of Canadian, Chinese and Swiss subsidiaries	Dec 2017	$219.8	$—	$10.1	$2.3
-Future USD purchases of Canadian, European and Korean subsidiaries	Dec 2017	16.8	.3	—	—
-Future MXN purchases of USD subsidiary	Dec 2017	7.3	—	.7	.3
-Future JPY sales of Chinese subsidiary	Dec 2016	3.8	—	.1	—
-Future DKK sales of Polish subsidiary	Dec 2016	15.6	—	.1	—
-Future EUR Sales of Chinese, Swiss and UK subsidiaries	Mar 2017	13.6	—	.1	—
Total cash flow hedges			.3	11.1	2.6
Fair value hedges:
DKK inter-company note receivable on a USD subsidiary	May 2016	1.7	.1	—	—
USD inter-company note receivable on a CAD subsidiary	Jan 2016	9.0	—	.5	—
USD inter-company note receivable on a Swiss subsidiary	Aug 2016	8.0	—	.1	—
Total fair value hedges			.1	.6	—
Derivatives not designated as hedging instruments
Non-deliverable hedge on USD exposure to CNY	Dec 2016	11.0	—	.3	—
Non-deliverable hedge on EUR exposure to CNY	Dec 2016	2.2	—	.1	—
Non-deliverable hedge on JPY exposure to CNY	Dec 2016	2.5	—	.1	—
Hedge of DKK cash on USD Subsidiary	Apr 2016	3.0	.1	—	—
Hedge of EUR cash on UK Subsidiary	Jan 2016	8.3	.1	—	—
Total derivatives not designated as hedging instruments			.2	.5	—
			$.6	$12.2	$2.6

The following table sets forth the pre-tax (gains) losses for our hedging activities for the years presented. This schedule includes reclassifications from accumulated other comprehensive income as well as derivative settlements recorded directly to income or expense.

	Income Statement Caption	Amount of (Gain) Loss Recorded in Income for the Year Ended December 31
Derivatives Designated as Hedging Instruments		2016	2015	2014
Interest rate cash flow hedges (1)	Interest expense	$4.2	$4.1	$4.0
Currency cash flow hedges	Net sales *	10.8	3.2	2.1
Currency cash flow hedges	Cost of goods sold	1.1	(1.3)	(.3)
Currency cash flow hedges	Other (income) expense, net	.4	—	.4
Total cash flow hedges		16.5	6.0	6.2
Fair value hedges	Other (income) expense, net	(1.3)	1.2	2.7
Derivatives Not Designated as Hedging Instruments
Hedge of USD cash-Swiss subsidiary	Other (income) expense, net	—	(.1)	—
Non-deliverable hedge on USD exposure to CNY	Other (income) expense, net	.2	.2	—
Non-deliverable hedge on EUR exposure to CNY	Other (income) expense, net	—	.1	—
Non-deliverable hedge on JPY exposure to CNY	Other (income) expense, net	.1	.1	—
Hedge of GBP cash-USD subsidiary	Other (income) expense, net	.1	—	—
Hedge of EUR cash-Swiss (2015 only), UK and USD subsidiaries	Other (income) expense, net	(.5)	2.3	—
Total derivative instruments		$15.1	$9.8	$8.9

* Discontinued operations amounts included in the above:		$—	$—	$.1

 (1) Interest Rate Cash Flow Hedges—On August 12, 2012, we issued $300 of 10-year notes with a coupon rate of 3.40%. As a part of this transaction, we settled our $200 forward starting interest rate swaps we had entered into during 2010 and recognized a loss of $42.7, which will be amortized out of accumulated other comprehensive income to interest expense over the life of the notes.
In anticipation of the issuance of new debt, we entered into a treasury lock agreement in October 2014. The treasury lock managed benchmark treasury interest rate risk associated with $50 of the additional $300 debt issued in November 2014 and was therefore settled on that same date. The treasury lock had an interest rate of 2.36%. The settlement of the treasury lock did not result in a material gain or loss.